SHAREHOLDERS' EQUITY (Schedule of stock-based compensation expense) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Stock-based compensation expense	$ 5
Employees and directors [Member]
Stock-based compensation expense	5
Employees and directors [Member] | Cost of revenues
Stock-based compensation expense	3
Employees and directors [Member] | Marketing and selling [Member]
Stock-based compensation expense	1
Employees and directors [Member] | General and administrative [Member]
Stock-based compensation expense	$ 1